As filed with the Securities and Exchange Commission on December 22, 1995
                                     Registration Nos. 33-87488, 811-8908

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A

                              REGISTRATION STATEMENT
                          UNDER THE SECURITIES ACT OF 1933         [X]

                        Post-Effective Amendment No. 2             [X]

                                      and

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                                   Amendment No.                   [X]

                        CRANBROOK MONEY MARKET FUND and
                            CRANBROOK TREASURY FUND
                                   series of
                                CRANBROOK FUNDS
              (Exact Name of Registrant as Specified in Charter)

                      100 Renaissance Center, 25th Floor
                            Detroit, Michigan 48243
                    (Address of Principal Executive Office)

                                (313) 259-2600
              Registrant's Telephone Number, Including Area Code

                          Conrad W. Koski, President
                                Cranbrook Funds
                      100 Renaissance Center, 25th Floor
                           Detroit, Michigan  48243
                    (Name and Address of Agent for Service)

                                   Copy to:
                              Paul R. Rentenbach
                              Dykema Gossett PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243

It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[X]      on January 1, 1996 pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a) of Rule 485
[ ]      on            , 19   pursuant to paragraph (a) of Rule 485
           ------------

The Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for the fiscal year ending October 31, 1995, on December 21, 1995.

                 Cross Reference Sheet Pursuant to Rule 481(a)

FORM N-1A PART A ITEM                   LOCATION IN PROSPECTUS
1. Cover Page.......................... Cover Page
2. Synopsis............................ Annual Fund Operating Expenses
3. Condensed Financial Information..... Annual Operating Expenses
4. General Description of Registrant... Cranbrook Funds; Investment
                                        Objectives; Investment Restrictions;
                                        Certain Other Matters
5. Management of the Fund.............. Management of the Fund
5a. Management's Discussion of Fund
         Performance................... Not Applicable
6. Capital Stock and Other Securities.. Purchase of Shares; Certain Services
                                        Provided to Shareholders; Redemption
                                        of Shares; Dividends and
                                        Distributions; Taxes; Certain Other
                                        Matters
7. Purchase of Securities Being Offered Purchase of Shares
8. Redemption or Repurchase............ Redemption of Shares
9. Pending Legal Proceedings........... Not Applicable

                                        LOCATION IN STATEMENT OF
FORM N-1A PART B ITEM                   ADDITIONAL INFORMATION
10. Cover Page......................... Cover Page
11. Table of Contents.................. Table of Contents
12. General Information and History.... Not Applicable
13. Investment Objectives and Policies. Investment Objectives and Policies
14. Management of the Fund............. Management of the Fund
15. Control Persons and Principal
         Holders of Securities......... Control Persons and Principal
                                        Holders of Securities
16. Investment Advisory and Other
         Services...................... Management of the Fund
17. Brokerage Allocation and Other
         Practices..................... Investment Objectives and Policies -
                                        Portfolio Transactions
18. Capital Stock and Other Securities. Not Applicable
19. Purchase, Redemption and Pricing
         of Securities Being Offered... Redemption of Shares of Securities;
                                        Computation of Yield; Determination
                                        of Net Asset Value Per Share and of
                                        Net Investment Income
20. Tax Status......................... Not Applicable
21. Underwriters....................... Not Applicable
22. Calculation of Performance Data.... Not Applicable
23. Financial Statements............... Financial Statements

FORM N-1A PART C
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

                                CRANBROOK FUNDS
                               consisting of the
                          CRANBROOK MONEY MARKET FUND
                                      and
                            CRANBROOK TREASURY FUND
                      100 Renaissance Center, 25th Floor
                            Detroit, Michigan 48243
                                (313) 259-4321

Cranbrook Money Market Fund (the "Money Market Portfolio") and Cranbrook Treasury Fund (the "Treasury Portfolio") are separate series of Cranbrook Funds. Both funds seek to achieve a high level of current income consistent with the preservation of capital and liquidity by investing in a portfolio of high-quality, short-term "money market" instruments. The Money Market Portfolio invests in short-term securities of United States and Canadian Governments, in money market instruments and in such securities subject to repurchase agreements. The Treasury Portfolio invests in a portfolio of U.S. Treasury securities and in such securities subject to repurchase agreements. Shares of the Money Market Portfolio and the Treasury Portfolio are not insured or guaranteed by the U.S. Government or any governmental agency and are not subject to the protection of the Securities Investor Protection Corporation. Each Portfolio seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. Cranbrook Funds may offer additional series in order to meet a wide range of investment needs. Any additional series will represent a separate investment portfolio with its own investment policies and objectives.

                The date of this Prospectus is January 1, 1996

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated January 1, 1996 and, if given or made, such information or representations may not be relied upon as having been authorized by Cranbrook Funds, the Adviser, the Distributor or any other person. This Prospectus does not constitute an offer to sell or the solicitation of an offer to buy, nor shall there by any sale of, these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful. Cranbrook Funds reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance and are not binding until confirmed or accepted in writing.

                               TABLE OF CONTENTS
                                                                    Page
                                                                    ----
Annual Fund Operating Expenses   . . . . . . . . . . . . . . . .      1
Cranbrook Funds  . . . . . . . . . . . . . . . . . . . . . . . .      2
Investment Objectives and Restrictions . . . . . . . . . . . . .      7
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . .      9
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . .     10
Certain Services Provided to Shareholders  . . . . . . . . . . .     13
Dividends and Distribution . . . . . . . . . . . . . . . . . . .     13
Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14
Management of the Fund . . . . . . . . . . . . . . . . . . . . .     15
Performance and Yield Information  . . . . . . . . . . . . . . .     17
Certain Other Matters  . . . . . . . . . . . . . . . . . . . . .     18

THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT CRANBROOK FUNDS AND TWO OF ITS PORTFOLIOS, CRANBROOK MONEY MARKET FUND AND CRANBROOK TREASURY FUND, WHICH A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. IT IS IMPORTANT THAT YOU READ IT CAREFULLY BEFORE YOU DECIDE TO INVEST. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ABOUT CRANBROOK FUNDS AND SUCH SERIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE, UPON REQUEST TO THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER.

                        ANNUAL FUND OPERATING EXPENSES

                                           Money Market         Treasury
                                            Portfolio           Portfolio
                                      (as a percentage of average net
assets)

         Management fee (1)  . . . . . . . . . . .  0.225%           0.225%
         12b-1 distribution fee (2)  . . . . . . .  0.25             0.25
         Other expenses (3)  . . . . . . . . . . .  0.23             0.23
                                                    -----            -----
                 Total  . . . . . . . . . . . . . . .  0.705%
0.705%
                                                    =====            =====
         ----------------
         (1) Represents advisory fee. See "Management of the Fund - Investment Adviser".
         (2) Represents fees payable to FoM under the Administration and Distribution Agreement for distribution expenses. See "Management of the Fund--Administrator, Distributor, Transfer and Dividend Disbursing Agent". Under this agreement, FoM performs both distribution and administrative functions. Long-term shareholders may pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.
         (3) Represents all other expenses of the Fund, including fees paid to NBD Bank ("NBD") as the Custodian, to FoM as transfer and dividend disbursing agent and to FoM for administrative services under the Administration and Distribution Agreement.

         As an example, assuming an investor maintains an average of $1,000 invested in the Money Market Portfolio or the Treasury Portfolio, based on the estimates shown above the investor's indirect share of expenses paid by the Fund would be 7.05 or 7.05, respectively, for as long as the investment is maintained. If all dividends on an initial $1,000 investment are reinvested, and assuming a 5% annual return, the investor's total indirect share of expenses paid by the Fund would be as follows:

                                       Money Market      Treasury
                                         Portfolio        Portfolio

               One year . . . . . . . . . $ 7.05           $ 7.05
               Three years. . . . . . .   $22.07           $22.07
               Five years . . . . . . . . $38.41           $38.41
               Ten years. . . . . . . . . $85.80           $85.80

         The above table is provided to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The percentages shown above expressing Other Expenses are estimates based on amounts incurred by other similar funds for which FoM has served as administrator, transfer agent and dividend disbursing agent and for which NBD has served at custodian. The example should not be considered a representation of the past or future performance or expenses of the Fund. Actual expenses may be greater or lesser than those shown.

                                CRANBROOK FUNDS

The Fund and the Portfolios

         Cranbrook Money Market Fund (the "Money Market Portfolio") and Cranbrook Treasury Fund (the "Treasury Portfolio") (collectively, the "Portfolios") are separate series of Cranbrook Funds (the "Fund"), which is an unincorporated business trust organized under Massachusetts law on November 30, 1994 and which commenced operations on March 1, 1995 Each Portfolio of the Fund is an open-end, diversified management investment company and the Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Objectives

         The investment objective of each Portfolio is to provide a high level of current income consistent with the preservation of capital and liquidity. This investment objective will not be changed without shareholder approval. The Money Market Portfolio seeks to achieve its investment objective by investing in short-term securities of the United States and Canadian Governments, in money market instruments, and in such securities subject to repurchase agreements. The Treasury Portfolio seeks to achieve its investment objective by investing only in short-term securities that are direct obligations of the U.S. Treasury and in such securities subject to repurchase agreements. The Treasury Portfolio is designed for investors seeking a higher degree of safety and capital preservation and for investment by certain municipal governmental authorities and financial institutions which are required to limit their investments to such types of securities. Securities in which the Portfolios invest may have lower yields than securities with longer maturities or lower investment quality, or which generally have less liquidity. There can be no assurance that either the Money Market Portfolio or the Treasury Portfolio will achieve its investment objective.

Investment Adviser, Administrator and Distributor

         The Investment Adviser for both Portfolios is Cranbrook Capital Management, Inc. (the "Adviser"), which is a Michigan corporation wholly-owned by First of Michigan Capital Corporation ("FMCC"). The Adviser's principal office is located at 100 Renaissance Center, 25th Floor, Detroit, Michigan 48243. The Administrator and Distributor of the Portfolios is First of Michigan Corporation ("FoM"), which is a Delaware corporation also wholly-owned by FMCC. FoM's principal office is located at l00 Renaissance Center, 26th Floor, Detroit, Michigan 48243. Further information about the duties and compensation of the Adviser and FoM is set forth under the caption "Management of the Fund" in this Prospectus and in the Statement of Additional Information.

Certain Risk Factors Which Investors Should Consider

         Although shares of the Treasury Portfolio represent, and shares of the Money Market Portfolio may partially represent, an interest in a portfolio of securities issued or guaranteed by the United States Treasury and investments secured by such securities, shares of the Portfolios are not themselves guaranteed or sponsored by any government authority and are not subject to the protection of the Securities Investor Protection Corporation. Furthermore, neither the U.S. Government, nor any of its agencies and instrumentalities, guarantees the market value of their securities.

         Although the Fund seeks to maintain a net asset value of $l.00 per share for each Portfolio for purposes of purchases and redemptions, there can be no assurance that it will be able to do so on a continuous basis, and under unusual circumstances the number of shares in shareholder accounts may be reduced to maintain the net asset value at $1.00. Information about the method by which net asset value per share is determined is contained in the Statement of Additional Information. The investment securities of each Portfolio will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Portfolio. The market value of the securities in a Portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security were held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions by shareholders could require the sale of Portfolio investments by the Fund at a time when such a sale might not otherwise be desirable.

         Either Portfolio may purchase securities which permit the obligor to prepay the principal balance in whole or in part prior to stated maturity. Prepayments, if they occur, could adversely affect the yield realized on the investment and could occur at a time when reinvestment of proceeds by the Fund may not yield as much as the investment which was prepaid.

         Either Portfolio may acquire securities subject to repurchase agreements, subject to certain limitations. Borrowings by either Portfolio are subject to certain limitations. The Money Market Portfolio may invest in U.S. dollar denominated securities issued by Canadian governmental or corporate entities or foreign branches of U.S. banks, in time deposits, and in variable rate master demand notes. The Money Market Portfolio may also lend its securities to brokers, dealers, and financial institutions, provided certain conditions are met. Such transactions may involve certain risks. See "Investment Objective and Policies".

Shareholder Inquiries

         The principal office of the Fund is 100 Renaissance Center, 25th Floor, Detroit, Michigan 48243.

     Phone number of the Fund:  (313) 259-4321
     24 hour yield information:
         Within Michigan:  (800) 482-2417
         Outside of Michigan:  (800) 521-1098
     Purchase and Redemption Orders:
         Within Michigan:  (800) 482-2560
         Outside of Michigan:  (800) 521-1264

                       INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of each Portfolio is to provide a high level of current income consistent with the preservation of capital and liquidity. The investment objective of a Portfolio will not be changed without shareholder approval. Each Portfolio seeks to achieve its objective by investing exclusively in United States dollar denominated obligations. The dollar-weighted average maturity of each Portfolio will not exceed 90 days, and all securities purchased will have a maturity of 397 days or less at the time of acquisition (except for securities underlying certain repurchase agreements and certain variable rate and floating rate instruments). Normally, each Portfolio will hold portfolio securities to maturity but may dispose of any instrument if the Adviser deems the action appropriate because of redemption requirements, reduction in credit quality, a reduction in the instrument's rating, or other reasons. Even though most securities are expected to be held to maturity, the fact that they will have maturities of 397 days or less will result in high portfolio turnover.

Money Market Portfolio

         The Money Market Portfolio may invest in the following "money market" instruments:

         1. Obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

         2. U.S. Dollar denominated obligations issued or guaranteed by the government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof.

         3. Certificates of deposit, bankers' acceptances, and time deposits of U.S. banks or other U.S. financial institutions (including foreign branches of such banks and institutions) having total assets in excess of $1 billion and which are members of the Federal Reserve System or whose deposits are insured by the Federal Deposit Insurance Corporation.

         4. Certificates of deposit, bankers' acceptances, and time deposits of American branches of foreign banks having assets in excess of the equivalent of $1 billion.

         5. Commercial paper, other short term obligations including variable rate master demand notes, participation interests in loans extended by banks, and bonds and other obligations having a remaining maturity of less than one year.

         6. Repurchase agreements involving any of the above types of securities (see "Certain Investment Practices" below for a discussion of repurchase agreements).

         Obligations issued or guaranteed by foreign branches of United States banks (commonly known as "Eurodollar" obligations) or United States branches of foreign banks (commonly known as "Yankeedollar" obligations) may be general obligations of the parent bank or obligations only of the issuing branch. Where the obligation is only that of the issuing branch, the parent bank has no legal duty to pay such obligation. Such obligations would thus be subject to risks comparable to those which would be present if the issuing branch were a separate bank. The Money Market Portfolio will not invest in a Eurodollar obligation if upon making such investment the total of Eurodollar obligations which are not general obligations of domestic parent banks would thereby exceed 25% of the total assets of the Money Market Portfolio. Investments in securities of foreign governments, corporations, or foreign branches of United States banks involve considerations which are not ordinarily associated with investing in domestic securities. These considerations include currency exchange control regulations, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and more volatility in foreign securities markets, and the impact of political, social, or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities in the Money Market Portfolio.

         United States and foreign bank obligations include time deposits, which are non-negotiable, interest-bearing deposits maintained in a banking institution. Substantial forfeiture of accrued interest of a time deposit can result if the Money Market Portfolio should make a withdrawal of amounts deposited before the stated maturity. Time deposits maturing in more than seven days, together with other "illiquid" investments, may not exceed 10% of the total assets of the Money Market Portfolio.

         Variable rate master demand notes are direct lending arrangements between the lender (the Money Market Portfolio) and a borrower. Participation interests in loans extended by banks represent the Money Market Portfolio's interest in a lending arrangement between a bank and its borrower. It is not generally contemplated that such instruments will be traded. There is no secondary market for variable rate master demand notes although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time and are therefore under normal circumstances not considered by the Money Market Portfolio to be illiquid investments. In connection with master demand note arrangements, the Adviser will consider, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and the borrower's ability to pay principal and interest on demand. The quality of the Money Market Portfolio investments in variable rate master demand notes is also reviewed by the Trustees at least quarterly.

         Commercial paper, including variable rate notes and other short term corporate obligations, must be rated not less than A2 by Standard & Poor's Corporation ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must have been independently determined by the Trustees to be investments of high quality and minimal credit risk and be issued by a corporation having an outstanding bond issue rated A or better by S&P or Moody's. Bonds and other short term obligations (if not rated as commercial paper) must be rated AA or Aa or better by S&P or Moody's, respectively, or be, in the judgment of the Adviser and Portfolio Manager, of equivalent investment quality. A description of the ratings of commercial paper and bonds is contained in the Statement of Additional Information.

Treasury Portfolio

         The Treasury Portfolio may invest in the following types of securities:

         1. Treasury bills, notes and bonds which are direct obligations of the U.S. Treasury, including purchases and sales of such U.S. Government securities on a when-issued basis.

         2. Repurchase agreements involving such U.S. Government securities with any member bank of the Federal Reserve System or primary dealers in Treasury securities, but the Treasury Portfolio may not invest more than 10% of its total assets with any one such bank or dealer. This limitation on the Treasury Portfolio's investment in obligations subject to repurchase agreements may adversely affect the Treasury Portfolio's yield under certain market conditions (see "Certain Investment Practices" below for a discussion of repurchase agreements).

Certain Investment Practices

         In addition to its other investment policies, each Portfolio complies with the quality and diversification requirements of Rule 2a-7 under the 1940 Act. Under Rule 2a-7, each Portfolio may only purchase United States dollar-denominated instruments that are determined to present minimal credit risk and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. An eligible security is a security that is rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, are deemed comparable in quality. Securities, other than U.S. government securities and repurchase agreements of such securities, may not be purchased if the purchase would cause a Portfolio to have more than 5% of its assets in securities of any one issuer or in eligible securities that have not been rated in the. highest category by the required number of rating organizations or, if unrated, have not been deemed of comparable quality.

         In pursuit of its investment objective, either Portfolio may engage in repurchase agreement transactions, and the Money Market Portfolio may from time to time entirely comprise securities subject to repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio acquires an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. Repurchase agreements are considered loans collateralized by the underlying securities. Either Portfolio may enter into repurchase agreements with respect to its portfolio securities with brokers, dealers, and commercial banks. The Portfolios will engage in such transactions only with institutions included on the Federal Reserve System's list of institutions, commonly referred to as "primary dealers", with whom the Federal Reserve open market desk will do business. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than 102% of their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Portfolio's ability to dispose of the underlying securities. The Adviser, acting under the supervision of the Trustees, reviews the creditworthiness of institutions with whom a Portfolio enters into repurchase agreements to evaluate these risks, and also monitors the status of repurchase agreements to insure that the value of the collateral equals or exceeds 102% of the amount of the repurchase obligation and in the event of a shortfall takes such action as it deems appropriate (which may include a demand for additional collateral from the selling institution and will include such a demand if the value of the collateral has fallen below 100% of the amount of the repurchase obligation).

         The Money Market Portfolio (but not the Treasury Portfolio) may also lend its portfolio securities to brokers, dealers, and financial institutions provided that cash or cash equivalent collateral, or letters of credit to the extent permitted by law, equal to at least 100% of the market value of the securities loaned, is maintained by the borrower with the Portfolio. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Trustees.

Change in Policies

         The Trustees have no present plan to change the policies with regard to the types or maturities of securities in which either Portfolio can invest. However, if they determine that a Portfolio's investment objectives can best be achieved by a change in investment policy or strategy, they may do so without shareholder approval provided that such a change is not prohibited by such Portfolio's investment restrictions or applicable law. For example, the Trustees could, as a matter of policy or strategy, decide not to enter into certain types of transactions described above. Any material change will first be disclosed in a current prospectus or proxy statement.

Certain Investment Restrictions

         The following investment restrictions have been declared by the Fund to be "fundamental investment policies", which means that they may not be changed without approval by holders of a "majority" of the outstanding shares (as defined in the 1940 Act) of the affected Portfolio:

         --      The Money Market Portfolio may not purchase the securities of issuers conducting their principal business activity in the same industry if the value of the Money Market Portfolio's investments in such industry would exceed 25% of the value of such Portfolio's total assets, provided that gas, electric, water, and telephone utilities are considered to be separate industries, the personal credit and business credit businesses are considered separate industries and there is no limitation with respect to or arising out of investments in obligations issued or guaranteed by the United States government, its agencies and instrumentalities, or negotiable certificates of deposit, bankers' acceptances or time deposits issued by domestic banks. For purposes of this restriction, securities issued by the government of Canada, a Province of Canada or an instrumentality or political subdivision therof are considered to be an "industry" subject to this 25% limit.

         --      The Money Market Portfolio may not borrow money, except
         from banks for temporary or emergency purposes, and then only in amounts not exceeding at any one time 20% of the value of the Portfolio's total assets at the time of the borrowings.

         --      The Money Market Portfolio may not invest more than 5% of
         its total assets in the securities of any one issuer, except securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

         --      Neither Portfolio may invest more than 10% of its net
         assets in securities restricted as to disposition under the federal securities laws or which are otherwise considered to be "illiquid" investments, such as restricted securities, securities having no readily available market quotations, non-negotiable time deposits maturing in more than seven days, and repurchase agreements with maturities of more than seven days.

         --      The Treasury Portfolio will invest 100% of its assets in
         securities that are direct obligations of the U.S. Treasury or which are repurchase obligations with respect to such Treasury securities. The Treasury Portfolio may not (1) enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements with any one qualifying bank or primary dealer in such securities or (2) borrow money except from banks for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets at the time of the borrowings, or mortgage, pledge or hypothecate that Portfolio's assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed.

Further Information

         The Statement of Additional Information contains more information with respect to the Fund's investment policies, information about Rule 2a-7, and a complete list of those fundamental investment policies which cannot be changed without approval of a majority of the shareholders of the affected Portfolio.

                              PURCHASE OF SHARES

         The Fund has established a minimum initial investment of $1,000 and $100 for subsequent investments in each Portfolio. Customers of FoM in states where Fund shares are qualified to be sold are afforded a "sweep" privilege, whereby uninvested cash is automatically invested in Fund shares. Minimum investment amounts do not apply to the FoM "sweep" privilege, but uninvested amounts of $500 or more are "swept" on a daily basis and uninvested amounts of $1.00 or more, but less than $500, are "swept" weekly, on every Monday. There is no front-end or deferred sales charge by the Fund.

         The Fund's shares are sold to the general public through FoM, the Administrator and Distributor, on a continuing basis at their net asset value next determined after receipt of an order to purchase shares by FoM. An order to purchase shares will be deemed to have been received by FoM only when Federal Funds with respect thereto are available to the Custodian for investment. Federal Funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase shares that is transmitted by Federal Funds wire will be available the same day for investment, if received prior to the last valuation time on that day. Payments transmitted by other means (such as by check drawn on a bank that is a member of the Federal Reserve System) will normally be converted into Federal Funds within two banking days after receipt. Orders by wire transfer of Federal Funds received by FoM for purchase of shares will be effected, and the investor will begin to earn dividends, on the day of receipt if FoM has received confirmation of receipt of such funds prior to 11:00 a.m., Detroit time. Otherwise, such purchase will be effected, and the investor will begin to earn dividends, on the following business day. Orders by wire transfer of funds that are not immediately available Federal Funds will be effected, and the investor will begin to earn dividends, on the day following receipt of the wire transfer. Shareholders will receive confirmation of each purchase other than purchase by automatic reinvestment of dividends.

         As used in this Prospectus, the term "business day" refers to those days on which both FoM and NBD, the Fund's Custodian, are open for business.

         If payment is wired in Federal Funds, the payment should be directed to "Comerica Bank (ABA #072000096), for the account of First of Michigan Corporation re: Cranbrook Funds, Account Number 2000014379"; and should identify the customer name and account number. If payment is to be wired, call FoM prior to wiring the funds at (800) 521-1264 (outside of Michigan) and (800) 482-2560 (within Michigan).

Valuation of Shares

         The net asset value of each Portfolio is determined as of 2:00 p.m. and as of 5:00 p.m., Detroit time, on each business day, on any other day on which the New York Stock Exchange is open for business, and on any other day on which there is a sufficient degree of trading in the Portfolio's investment securities that the current net asset value of the Portfolio's shares might be materially affected, and is computed by dividing the value of the net assets of each Portfolio by the total number of shares of such Portfolio which are outstanding. Each Portfolio's assets are valued on the basis of amortized cost, which involves valuing a portfolio investment at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund attempts to maintain a constant net asset value of $1.00 per share for each Portfolio. Further information regarding the Fund's valuation policies, including a list of holidays on which the New York Stock Exchange and either NBD or FoM, or both, are not open for business, is contained in the Statement of Additional Information.

                             REDEMPTION OF SHARES

         A shareholder may redeem shares of either Portfolio at the net asset value next determined after receipt of a proper notice of redemption in accordance with one of the procedures set forth below. The Fund or FoM may change the following procedures at their discretion.

         The shareholder will not be credited with dividends on those shares being redeemed for the day on which the shares are redeemed by the Fund. A check for the proceeds of redemption will normally be mailed on the same business day following receipt of any redemption request received by FoM prior to 11:00 a.m., and on the next business day following receipt of any redemption request received after 11:00 a.m., but in any event, except as discussed in the Statement of Additional Information, within seven calendar days of the redemption by the Fund.

         If a shareholder wishes to redeem his entire shareholding in a Portfolio, he will receive, in addition to the net asset value of the shares, all declared but unpaid dividends thereon. The manner of determining net asset value per share is discussed in the Statement of Additional Information.

Regu1ar Redemption

         Upon receipt by FoM prior to 11:00 a.m., Detroit time, of a written or oral request by a shareholder to redeem all or a portion of the shares then owned by the shareholder, the Fund will disburse redemption proceeds on the same business day. Upon receipt of a request after 11:00 a.m., the Fund will disburse redemption proceeds on the next business day, and in any event within seven calendar days. If shares are requested to be redeemed which were purchased by check, the Fund will disburse redemption proceeds upon clearance of the check used for the purchase of such shares, which may take up to 15 or more days. Such delays can be avoided by wiring Federal Funds in effecting share purchases.

         Shareholders wishing to place redemption orders by telephone cannot be assured that open lines will be available during periods of heavy telephone calls. In addition to the telephone numbers listed under the caption "Cranbrook Funds - Shareholder Inquiries", a shareholder may also phone the general telephone number of FoM, (313) 259-2600, and ask for the "Cranbrook Funds Department". The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. IF PROCEDURES SUCH AS THE ABOVE ARE NOT FOLLOWED, FoM AND THE FUND MAY BE LIABLE FOR LOSSES, COSTS, OR EXPENSES FOR ACTING UPON A SHAREHOLDER'S TELEPHONE INSTRUCTIONS OR FOR ANY UNAUTHORIZED TELEPHONE REDEMPTION. As a result of this policy, the shareholder will bear the risk of any loss unless the Fund has failed to follow procedures such as the above.

Redemption by Mail

         A shareholder may redeem shares by mail by submitting a written redemption request to:

         First of Michigan Corporation
         Attn: Cranbrook Funds
         100 Renaissance Center, 26th Floor
         Detroit, Michigan 48243

The request for redemption should include the name of the Portfolio and the account number and should be signed by all registered owners of the shares in the exact names in which they are registered. Each request should specify the number or dollar amount of shares to be redeemed or that all shares in the account are to be redeemed.

Option to Make Systematic Withdrawals

         An owner of $5,000 or more of shares of either Portfolio may provide for the payment from his account of any requested dollar amount to him or his designated payee monthly, quarterly, or annually. Shares will be redeemed so that the payee will receive payment approximately the first of the month. A sufficient number of shares will be redeemed to make the designated payment.

Redemption Draft Privileges

         The Fund will provide each shareholder, upon request, with drafts ("Redemption Drafts") drawn on a Portfolio of the Fund that will clear through NBD. Redemption Drafts may be made payable to the order of any person in any amount. This privilege does not constitute a banking function, and owning Fund shares is not equivalent to a bank checking account. When such a Redemption Draft is presented for payment, a sufficient number of whole and fractional shares in the shareholder's account in the Portfolio to which the Redemption Draft relates will be redeemed to cover the amount of the Redemption Draft. A shareholder wishing to use this method of redemption must complete and file an authorization form which is available from FoM, and an initial supply of Redemption Drafts should be received within three weeks thereafter. If the shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds only until such time as it is reasonably assured that good payment has been collected for the purchase of such shares, which may be up to 15 or more days.

         The Fund may refuse to honor Redemption Drafts whenever the right of redemption has been suspended or postponed or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Draft is presented to redeem shares of a Portfolio in excess of the value of the shareholder's account in the Portfolio. At the date of this Prospectus, there is no other service fee associated with the Redemption Draft privilege.

Further Redemption Information

         The Fund reserves the right to modify any of the methods of redemption or to charge fees for providing these services which are not otherwise disclosed in this Prospectus upon 30 days' written notice to shareholders.

         Due to the high cost of maintaining accounts of less than $500, the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $500. Involuntary redemptions will not be made if the decline in an account balance is due to market fluctuations.

         Under certain circumstances, the right of redemption may be suspended, or the redemption may be satisfied by distribution of portfolio securities rather than cash. Information as to these matters is set forth in the Statement of Additional Information.


                   CERTAIN SERVICES PROVIDED TO SHAREHOLDERS

Statements of Account

         Statements of account will be sent to each shareholder at least quarterly; statements reflecting transactions other than automatic reinvestment of dividends or systematic withdrawals will be sent monthly. Fiduciaries and other shareholders who need monthly statements may make a written request to the Fund for such statements.

Dividend Election

         A shareholder may elect to receive dividends in shares or in cash. If no election is made, dividends will automatically be credited to the shareholder's account in additional shares of the Portfolio to which such dividend relates.

Exchange Privilege

         Shares of the Money Market Portfolio and the Treasury Portfolio may be exchanged for each other at their relative net asset values if the shares to be exchanged have been owned at least 30 days. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged Exchanges are made based on the relative dollar values of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. Exchanges will be effected by redemption of shares of the Portfolio he1d and purchase of shares of the other Portfolio. For Federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders wishing to make an exchange should contact FoM at (800) 521-1260 (outside of Michigan) or (800) 482-2560 (within Michigan). Exchange requests in the form required by FoM and received by FoM prior to 3:00 p.m., Detroit time, will be effected on the next business day after receipt, and will be made at the net asset values next determined after receipt.

                          DIVIDENDS AND DISTRIBUTIONS

         On each business day that the New York Stock Exchange is open, each Portfolio's net investment income will be declared at the close of the Exchange as a daily dividend to shareholders of record prior to such close. Shareholders will receive dividends in additional shares of the applicable Portfolio unless they elect to receive cash. Reinvestment or payment of dividends will be effected monthly at the net asset value of the applicable Portfolio on the date effected and will include fractional shares if necessary. If cash payment is requested, checks will be mailed within five business days after the last day of each month. If a shareholder wishes to redeem his entire shareholding in a Portfolio, all dividends accrued to the time of redemption will be paid to him at that time.


                                     TAXES

Federal

         The Fund will elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code").

         Dividends (other than distributions of long-term capital gains) are taxable to shareholders as ordinary income, whether received in shares or cash. The Fund does not expect to incur any long-term gains on investments. Because none of the Fund's net investment income is expected to be derived from dividends, no part of any distribution will be eligible for the dividends received deduction for corporations.

         Federal income tax may be required to be withheld at a rate of 31% of distributions ("backup withholding") if a shareholder fails to furnish the Fund with such shareholder's taxpayer identification number under oath. Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax unless a reduced rate of withholding exemption is provided by treaty. Non-resident investors are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

         Each regulated investment company is required to pay a nondeductible 4% excise tax to the extent it is not deemed to have distributed 98% of its ordinary income and 98% of its net capital gain income, determined on an annual basis. The Fund intends to distribute substantially all of its net investment income prior to each year end, does not expect to have capital gain income, and therefore does not expect to be subject to this excise tax.

State and Local Tax

         The Fund may be subject to state or local taxes in jurisdictions in which the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from treatment under Federal income tax laws. Shareholders should consult their own tax advisers concerning these matters. In certain states, review with a shareholder's tax adviser of the effect of investments in portfolio repurchase agreements upon state income taxation may be appropriate.

         The foregoing discussion of tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action.

                            MANAGEMENT OF THE FUND

Trustees and Officers

         The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. The address of each Trustee and executive officer is c/o Cranbrook Funds, 100 Renaissance Center, 25th Floor, Detroit, Michigan 48243.

         *CONRAD W. KOSKI, President and Trustee
                 Executive Vice President and Treasurer of FMCC and FoM; Secretary-Treasurer of FoM Advisers, Inc., a wholly-owned subsidiary of FMCC; Director of the Adviser.

         CHARLES M. GRIMLEY, Treasurer and Secretary
                 Financial Vice President of FoM.

         DAVID BROPHY, Trustee
                 Professor of Finance at the University of Michigan School of Business Administration; Director of River Place Financial Corporation (1984 to present).

         ERNEST L. GROVE, JR., Trustee
                 Retired; formerly Vice Chairman of the Board and Chief Financial Officer of The Detroit Edison Company (until October 1989); Director of Standard Federal Bank (1986 to present); Chairman of the Board (since December 1993) and Director (since 1987) of Fretter, Inc., retailer; Director, McLouth Steel Products Corporation (since 1988).

         ROBERT L. HANNON, JR., Trustee
                 Retired; formerly President and Chief Executive Officer and Chairman of the Board of Johnson & Higgins (Michigan), insurance agents/brokers, and Director of Johnson & Higgins.

         *JOHN G. MARTIN, Trustee
                 Retired; formerly President and Chief Executive Officer of FMCC and FoM, and Director of FMCC and FoM.
         ------------
         *"Interested person" as defined in the 1940 Act.

Investment Adviser

         The investment adviser for the Fund is Cranbrook Capital Management, Inc. (the "Adviser"), a Michigan corporation which is a wholly-owned subsidiary of First of Michigan Capital Corporation. The Adviser is engaged in providing investment advisory services to a wide range of personal, corporate, municipal and institutional clients, in addition to the Fund. The Adviser currently employs nine full time professionals who are actively engaged in this type of work, two of whom are dedicated to fixed income money management.

         Under its Advisory Agreement with the Fund, the Adviser is subject to the general supervision of the Fund's Board of Trustees and manages each Portfolio in conformance with the stated policies of the Fund.

In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the portfolio transactions of the Fund.

         The Fund pays a fee to the Adviser that is computed daily and payable monthly, at an annual rate of 0.225% of the Fund's first $500 million of average net assets and 0.20% of average net assets in excess of $500 million. Fees paid to the Adviser under the Advisory Agreement are allocated between the Portfolios based on their relative net asset values.

Custodian

         NBD serves as the Fund's custodian, for which it is compensated under a separate agreement. Its fees are computed on the basis of the number of transactions occuring monthly. NBD is also compensated for postage and other out-of-pocket expenses in connection with the above duties and also receives compensation from the Fund for costs associated with clearing redemption drafts through NBD, and for its standard bank charges for processing lock box deposits, processing redemption drafts, and performing other banking services for the Fund.

Administrator, Distributor, Transfer and Dividend Disbursing Agent

         First of Michigan Corporation (FoM) is the administrator of the Fund and distributor of the shares of each Portfolio. It is engaged in the securities underwriting and securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities and commodities exchanges, and the National Association of Securities Dealers, Inc. FoM participates as a member of various selling groups or as agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of their securities, and sells securities to such companies as a broker or dealer in securities. On September 29, 1995, FoM had a net worth of approximately $36,624,000.

         As Administrator, FoM administers the Fund's corporate affairs, subject to the supervision of the Fund's Trustees and, in connection therewith, furnishes the Fund with office facilities, together with ordinary clerical and shareholder services. FoM has authorized any of its directors, officers, and employees who have been elected as officers or Trustees of the Fund to serve in the capacities to which they have been elected. All services furnished to the Fund by FoM may be furnished through the medium of any directors, officers, or employees of FoM. FoM bears the salaries and expenses of all FoM personnel providing services to the Fund and all expenses incurred by FoM in connection with administering the ordinary course of the Fund's business, other than those assumed by the Fund as described under "Fund Expenses" below.

         FoM also acts as Distributor of the Fund's shares pursuant to the Administration and Distribution Agreement with the Fund dated as of December 15, 1994. FoM does not receive any front-end or deferred sales charge in connection with the sale of shares of either Portfolio and bears the cost of advertising incurred by it in connection with its distribution of such shares.

         The Trustees have approved a plan which authorizes the Fund to incur distribution expenses, i.e., expenses primarily intended to result in the sale of shares of the Fund. There has been no specific determination as to whether expenses incurred by investment dealers such as FoM in providing administration services, which as a practical matter result in additional Fund shares being sold, are distribution expenses, and the Trustees and FoM are unable to determine precisely what portion of the payments to be made under the Administration and Distribution Agreement are for "distribution" as opposed to other services. Consequently all payments to FoM are treated as being made under the plan for purposes of required Trustee monitoring and approval. The staff of the Securities and Exchange Commission is presently reviewing the distribution practices of the investment company industry with a view to defining more precisely which types of distribution plans are permissible.

         The Administration and Distribution Agreement provides for compensation to FoM for its services as Administrator and Distributor of an amount equal on an annual basis to 0.25% of the Fund's first $500 million of average net assets, 0.225% of the next $500 million of average net assets, and 0.20% of average net assets in excess of $l billion. Amounts payable to FoM under this agreement are allocated between the Money Market Portfolio and the Treasury Portfolio based on their relative net asset values. FoM also serves the Fund as its transfer and dividend disbursing agent, for which it is compensated under a separate agreement. Its fees for this service are equal to $0.7178 per shareholder account per month, and will be paid monthly.

         Mr. Conrad W. Koski, President and a Trustee of the Fund, is an Executive Vice President and Treasurer of FoM.

Fund Expenses

         The Fund is responsible for the payment of its expenses. These include, for example, fees payable to the Adviser or expenses otherwise incurred by the Fund in connection with the management of the investment of the Fund's assets, the fees and expenses of NBD as the Fund's Custodian and of FoM as its Transfer and Dividend Disbursing Agent, the fees payable to FoM under the Administration and Distribution Agreement, the fees and expenses of Trustees who are not affiliated with FoM, and various other business expenses of the Fund. Expenses attributable to a particular Portfolio are allocated to that Portfolio, and other expenses are allocated in such manner as the Trustees deem fair and equitable. The Statement of Additional Information describes in more detail the fees and expenses borne by the Fund.


                       PERFORMANCE AND YIELD INFORMATION

         From time to time, in advertisements or in reports to shareholders, the performance and yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yields of the Money Market Portfolio and Treasury Portfolio may be compared to the Donoghue's Money Fund Average and the Donoghue's Treasury Money Fund Average, respectively, which are averages compiled by IBC/Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance and yields of the Portfolios.

         The "yield" of a Portfolio will refer to the income generated in the Portfolio over a seven-day period identified in the advertisement. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Each Portfolio may also advertise its "effective yield" which is calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the "effective yield" slightly higher because of the compounding effect of the assumed reinvestment.

         The Portfolios' yields are based on historical earnings and will fluctuate and should not be considered as representative of future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance and yield are generally functions of kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The fees which may be imposed by Institutions or other financial intermediaries on their customers for cash management and other services are not reflected in the Portfolios' calculations of yields.


                             CERTAIN OTHER MATTERS

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional to issue shares and to create an unlimited number of series of shares ("Series"). The Money Market Portfolio and the Treasury Portfolio are the only present Series. Each share is entitled to one vote on all matters submitted for a vote, and shares have equal voting rights, except that only shares of a particular Series are entitled to vote on matters affecting only that Series. Shares do not have cumulative voting rights.

         The Trustees are responsible for the management of the business and affairs of the Fund. The Trustees meet quarterly to review the performance of the Fund with the Administrator and Distributor and with the Adviser. Extensions of the Advisory Agreement, the Administration and Distribution Agreement, and the Plan of Distribution are subject to Trustee approval annually. The Trustees also select the Fund's independent auditors annually.

         The Fund does not as a rule hold annual meetings. The term of office of each Trustee is of unlimited duration, subject to certain removal procedures, including certain procedures which may be initiated by shareholders. Further information about such procedures is contained in the Statement of Additional Information. Trustees may appoint their own successors, provided that the appointment of Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 is committed to the discretion of those Trustees who are also not interested persons. No appointment of a Trustee by other Trustees may be made if such appointment would create a body of Trustees more than one-third of which has not been elected by the shareholders of the Fund, and a special meeting of shareholders must be called to elect Trustees if at any time less than a majority of the current Trustees has been elected by shareholders of the Fund.

         Under the laws of certain jurisdictions, the shareholders of a business trust may, under certain circumstances, be held personally liable for its obligations. Therefore, the Declaration of Trust for the Fund contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. In addition, upon payment of any such liability, a shareholder will be entitled to reimbursement from the general assets of the Portfolio in which that shareholder has an interest. In the event a Portfolio was unable to meet its obligations, the remaining Portfolios would assume the unsatisfied obligation of that Portfolio. The Trustees intend to conduct the operations of the Fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund or any of its Portfolios.

(BACK COVER)
                         FIRST OF MICHIGAN CORPORATION

                                   Members:
New York Stock Exchange, Inc. and other principal stock and options exchanges

                               EXECUTIVE OFFICES
Detroit, MI 48243-1182                     New York, NY 10005-3794
100 Renaissance Center/26th Floor          100 Wall Street/21st Floor
(313) 259-2600                             (212) 344-1144

                               MICHIGAN OFFICES
Adrian 49221-2703                          Jackson 49201-1227
123 East Maumee Street                     333 Louis Glick Hwy., West
(517) 263-8570                             (517) 782-0405

Ann Arbor 48104-2200                       Kalamazoo 49007-3923
301 East Liberty Street/Suite 200          259 East Michigan Avenue
(313) 747-8040                             (616) 382-2600

Auburn Hills 48326                         Lapeer 48446-3810
2701 University Drive/Suite 425            25 West Nepessing
(810) 475-1700                             (810) 664-0050

Battle Creek 49017-3611                    Midland 48640-5189
29 West Michigan Mall                      200 East Main Street
(616) 962-4034                             (517) 631-0620

Bay City 48708-5731                        Mt. Clemens 48043-8600
723 Washington Avenue                      7 North Main/Suite 108
(517) 894-5757                             (810) 469-4930

Birmingham 48009-5301
280 North Woodward
(810) 647-1400

Bloomfield Hills 48304                     Port Huron 48059-4101
1533 North Woodward/Suite 150              3899 24th Avenue
(810) 540-2787                             (810) 987-1500

Coldwater 49036-1966                       Saginaw 48602-3498
150 North Willowbrook Road                 3210 Davenport Avenue
(517) 278-7189                             (517) 792-2346

Dearborn 48124-1979                        St. Joseph 49085
23400 Michigan Avenue/Suite 103            2900 South State Street
(313) 277-0300                             (616) 983-2587

East Lansing 48823-2433                    Southfield 48076-4241
1427 West Saginaw                          26555 Evergreen Road/Suite 1020
(517) 332-8000                             (810) 358-3290

Frankenmuth 48734-1532                     Southgate 48195-1300
108 West School Street                     13219 Eureka Road
(517) 652-3251                             (313) 285-2000

Grand Blanc 48439-7002                     Sterling Heights 48313-1149
2240 East Hill Road/Suite A                12900 Hall Road/Suite 100
(810) 694-2980                             (810) 726-5000

Grand Rapids 49503-2373                    Traverse City 49684-5552
300 Ottawa, N.W./Suite 200                 10850 Traverse Highway/Suite 1103
(616) 774-0141                             (616) 947-2200

Grosse Pointe 48230-1559                   Troy 48099-1057
16980 Kercheval                            1719 West Big Beaver Road
(313) 886-1200                             (810) 643-9100

Grosse Pointe Woods 48236-1821             West Bloomfield 48322-2394
20155 Mack Avenue                          6230 Orchard Lake Road
(313) 884-9600                             (810) 855-2100

Harbor Springs 49740-1532                  Holland 49243-3546
115 East Third Street                      100 East Eighth Street/Suite 280
(616) 526-2193                             (616) 392-7986

                                CRANBROOK FUNDS

                               consisting of the

                          Cranbrook Money Market Fund
                                      and
                            Cranbrook Treasury Fund

                        ADMINISTRATOR AND DISTRIBUTOR--
                         FIRST OF MICHIGAN CORPORATION
                            100 Renaissance Center
                                  26th Floor
                            Detroit, Michigan 48243

                             INVESTMENT ADVISER--
                      CRANBROOK CAPITAL MANAGEMENT, INC.
                            100 Renaissance Center
                                  25th Floor
                            Detroit, Michigan 48243

                                  CUSTODIAN--
                                   NBD BANK
                            Detroit, Michigan 48226

                   TRANSFER AND DIVIDEND DISBURSING AGENT--
                         FIRST OF MICHIGAN CORPORATION
                            Detroit, Michigan 48243

                                   COUNSEL--
                              Dykema Gossett PLLC
                            Detroit, Michigan 48243

                                  AUDITORS--
                               Ernst & Young LLP
                            Detroit, Michigan 48226

                               PROSPECTUS DATED
                                January 1, 1996

                      STATEMENT OF ADDITIONAL INFORMATION


                          CRANBROOK MONEY MARKET FUND
                                      and
                            CRANBROOK TREASURY FUND

                               each a series of

                                CRANBROOK FUNDS
                      100 Renaissance Center, 25th Floor
                               Detroit, MI 48243


         This Statement of Additional Information expands and supplements the information contained in the Prospectus dated January 1, 1996 (the "Prospectus") of Cranbrook Funds (the "Fund") and should be read in conjunction with the Prospectus. The Prospectus may be obtained from any office of First of Michigan Corporation ("FoM") or by writing or calling FoM or the Fund. This Statement of Additional Information is not a prospectus but is incorporated by reference in the Prospectus in its entirety.


                               TABLE OF CONTENTS

Introduction..........................................................  2
Investment Objectives and Policies....................................  2
Ratings of Commercial Paper and Bonds.................................  8
Management of the Fund................................................  9
Computation of Yield; Determination of
  Net Asset Value Per Share and of Net
  Investment Income; Expenses......................................... 12
Redemption of Shares.................................................. 15
Legal Matters......................................................... 15
Certain Other Matters................................................. 16
Financial Statements.................................................. 19


                            Dated: January 1, 1996

                                 INTRODUCTION


         This Statement of Additional Information supplements the description of the Fund contained in the Prospectus and provides additional information about the Fund and its activities which may be of interest to investors. The following brief summary of the Fund's organization and management is provided for convenience. The Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus which has been filed with the Securities and Exchange Commission and is available upon oral or written request, without charge, to the Fund, 100 Renaissance Center, 25th Floor, Detroit, Michigan, 48243, (800) 482-2560 (within Michigan) or (800) 521-1264 (outside of Michigan).


The Fund and the Portfolios

         Cranbrook Money Market Fund (the "Money Market Portfolio") and Cranbrook Treasury Fund (the "Treasury Portfolio") (collectively, the "Portfolios") are separate series of the Fund. The Fund is an open-end, diversified management investment company. It is not a bank, nor does it offer fiduciary or trust services. The Fund may in the future be comprised of additional series of shares, each of which will constitute a separate series and have its own separate portfolio of investment securities and its own investment objectives and policies, which may be different than those of the existing Portfolios. At the date of this Statement of Additional Information, the Portfolios are the only existing series of the Fund.

Management of the Fund

         First of Michigan Corporation ("FoM"), a wholly-owned subsidiary of First of Michigan Capital Corporation ("FMCC"), is the Administrator and Distributor for the Fund. FoM also serves as the Fund's Transfer and Dividend Disbursing Agent, and receives compensation from the Fund for these services in addition to fees as Administrator and Distributor. Cranbrook Capital Management, Inc., also a wholly-owned subsidiary of FMCC, is the Investment Adviser (the "Adviser") for the Fund and provides the day-to-day advice and portfolio management of each Portfolio pursuant to an Advisory Agreement with the Fund. NBD Bank, a Michigan banking corporation, serves as the Fund's Custodian.

         NBD, the Adviser and FoM are subject to the overall management and supervisory responsibility of the Fund's officers and its Board of Trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

         As stated in the Prospectus, the investment objective of each Portfolio is to provide a high level of current income consistent with the preservation of capital and liquidity. A description of the types of securities purchased by each Portfolio is contained in the Prospectus under the caption "Investment Objectives and Policies".

Portfolio Transactions

         The Fund has no obligation to deal with any dealer or group of dealers in the execution of investment security transactions. Subject to policy established by the Trustees and the guidance and direction of the Fund, the Adviser is primarily responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type, and difficulty of the transaction involved, a firm's general execution and operational facilities, and a firm's risk in positioning the securities involved. The Adviser may make bulk purchases of securities for the Fund and for other customer accounts, in which case the Fund will be charged a pro rata share of the transaction costs incurred in making the bulk purchase. Once purchased, however, the securities will be owned by the Fund individually, and not jointly with the Adviser or any other person or entity. The Adviser will not make bulk purchases for the Fund and for its own investment portfolio.

         The Fund generally does not expect to incur costs for brokerage commissions or transfer taxes since money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. However, typically at any moment the price at which such securities may be bought is higher than the price at which they may be sold, and trading in money market securities thus indirectly imposes costs on the Fund.

         Dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund, although orders will not be allocated to dealers based upon such research. The Adviser will seek to obtain the best price and execution for each transaction and is not authorized to approve the payment of excess commissions in recognition of brokerage or research services provided by a broker. Any investment research information which the Adviser receives in this way will be in addition to and not in lieu of the services which it is required to perform for the Fund. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

         The money market securities in which each Portfolio invests are traded primarily in the over-the-counter market. Where possible, the Fund will deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer.

         Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Fund, including FoM, may not serve as dealers for the Fund in connection with such transactions. FoM, in addition, will not serve as the Fund's broker in over-the-counter transactions conducted on an agency basis. The Fund will not purchase securities from any underwriting syndicate of which FoM is the manager.

         The Fund may from time to time purchase commercial paper or other investment securities issued by dealers with whom the Fund regularly does business.

         Neither Portfolio will write, purchase, or sell puts (except as permitted by Rule 2a-7 under the Investment Company Act of 1940), calls, straddles, spreads, or combinations thereof. Shareholders will be notified in writing prior to any change of this policy.

Loans of Securities

         As described in the Prospectus, the Money Market Portfolio (but not the Treasury Portfolio) may loan portfolio securities to brokers, dealers, and other financial institutions. During the time when securities are on loan, the borrower will pay any income accrued thereon and the Money Market Portfolio may invest the cash collateral and earn additional income, or may receive an agreed upon fee from the borrower. Loans will be subject to termination at the Money Market Portfolio's or the borrower's option. The Money Market Portfolio may pay reasonable fees to persons unaffiliated with it in connection with such loans. In determining whether to lend securities to a particular broker, dealer, or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution. The Money Market Portfolio will not enter into any securities lending agreement having a duration greater than one year; and any securities with maturities in excess of one year that the Money Market Portfolio may receive as collateral for a particular loan will not become part of the Portfolio either at the time of the loan or in the event the borrower defaults on its obligation to return the loaned securities.

Determination of Maturity

         As described in the Prospectus, a security will not be purchased by a Portfolio unless its maturity is 397 days or less from the date of purchase, and the dollar-weighted average maturity of each Portfolio is not to exceed 90 days. The maturity of a Portfolio investment security is determined pursuant to Rule 2a-7 under the Investment Company Act of 1940. Rule 2a-7 provides that the maturity of an instrument will be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made, except as follows:

         (i) Certain U.S. Government Instruments. An instrument that is issued or guaranteed by the United States Government or an agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (ii) Variable Rate Instruments. A "variable rate instrument" (defined as an instrument the terms of which provide for establishment of a new interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value), the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (iii) Variable Rate Instruments Subject to Demand Feature. A variable rate instrument that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (iv) Floating Rate Instruments Subject to Demand Feature. A "floating rate instrument" (defined as an instrument the terms of which provide for adjustment of the interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value) that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         (v) Repurchase Agreements. A repurchase agreement will be treated as having a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

         (vi) Portfolio Lending Agreements. A portfolio lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

         A "demand feature" is defined in Rule 2a-7 as a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either (a) at any time on no more than 30 days' notice or (b) at specified intervals not exceeding 397 days and upon no more than 30 days' notice.

         Because the Fund intends to utilize the procedures specified in Rule 2a-7 to determine the maturity of its portfolio instruments, further revision of Rule 2a-7 or pronouncements clarifying or interpreting the scope of its application may affect the Fund's method for determining maturity of its portfolio instruments.

Fundamental Policies

         The investment restrictions on the Fund's investment activities with respect to the Money Market Portfolio and the Treasury Portfolio were approved by a majority of the Trustees and by shareholders of the Fund at a shareholder meeting held on December 15, 1994. These are fundamental policies and may not be changed without approval by the holders of the majority of the outstanding shares of the affected Portfolio. As used herein when referring to approvals to be obtained from shareholders, the term "majority" means the vote of the lesser of (1) 67% of the shares of the Fund or the applicable Portfolio present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or the applicable Portfolio. Certain of these restrictions are also described in the Prospectus but are repeated here in full for convenience. Under the existing investment restrictions, a Portfolio may not:

                 (1)     Change its investment objective.

                 (2) With respect to the Money Market Portfolio, purchase the securities of issuers conducting their principal business activity in the same industry if the value of such Portfolio's investments in such industry would exceed 25% of the value of such Portfolio's total assets, provided that (a) gas, electric, water, and telephone utilities are be considered separate industries, (b) the personal credit and business credit businesses are considered separate industries and (c) there is no limitation with respect to or arising out of investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or negotiable certificates of deposit, bankers' acceptances or time deposits issued by domestic banks. For purposes of this restriction, securities issued by the government of Canada, a Province of Canada or an instrumentality or political subdivision therof are considered to be an "industry" subject to this 25% limit.

                 (3) In the case of the Money Market Portfolio, invest more than 5% of its total assets in the securities of any one issuer, except securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

                 (4) In the case of the Treasury Portfolio, purchase securities which are not U.S Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government.

                 (5) In the case of the Treasury Portfolio, (a) enter into repurchase agreements if immediately thereafter more than 10% of that Portfolio's total assets would be invested in repurchase agreements with any qualifying bank or primary dealer in such securities and (b) borrow money except from banks for temporary purposes and then only in amounts not exceeding at any one time 10% of the value of the Portfolio's net assets at the time of the borrowings, or mortgage, pledge or hypothecate that Portfolio's assets in connection with such borrowing and in amounts not in excess of the dollar amounts borrowed. See also the provisions of policy (7) below.

                 (6) Make loans, except through the purchase of debt obligations in accordance with each Portfolio's investment objective and policies, through repurchase agreements with banks, brokers, dealers, and other financial institutions, and through the lending of portfolio securities to brokers, dealers, and financial institutions.

                 (7) Borrow money, except from banks for temporary or emergency purposes and then only in amounts not exceeding at any one time 20% of the value of the Money Market Portfolio's total assets, or 10% of the Treasury Portfolio's total assets, at the time of the borrowings. This provision, and policy (5) above, are solely to facilitate the orderly sale of securities should abnormally heavy redemption requests occur or for other extraordinary or emergency purposes and are not for investment purposes, and borrowings by a Portfolio are not expected to occur in the ordinary course of operations. If for any reason the current value of a Portfolio's total assets falls below an amount equal to the applicable multiple of the amount of its indebtedness for money borrowed (5 times in the case of the Money Market Portfolio or 10 times in the case of the Treasury Portfolio), that Portfolio will, within three business days, reduce its indebtedness to the extent necessary to restore the ratio of assets to indebtedness to at least five to one. To do this, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. If, at any time, the outstanding borrowings with respect to either Portfolio exceed 5% of its total assets, that Portfolio will purchase no additional investment securities until such time as the borrowings are reduced to less than 5% of the total assets of the Portfolio. Under no circumstances will one Portfolio engage in lending or borrowing transactions with the other Portfolio.

                 (8) Purchase or sell real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate; purchase or sell securities issued by real estate investment trusts; purchase or sell commodities, commodity contracts, or oil and gas interests; acquire securities of other investment companies; or purchase any voting securities or invest in companies for the purpose of exercising control or management.

                 (9) Act as an underwriter of securities, purchase securities on margin, make short sales of securities, or maintain a short position in any security.

                 (10) Purchase securities of any issuer employing, as an officer, any person serving as an officer or Trustee of the Fund; or purchase or retain the securities of any issuer if those officers, directors, or Trustees of the Fund or its Adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

                 (11) Invest more than 10% of a Portfolio's net assets in securities restricted as to disposition under the federal securities laws or which are otherwise considered to be "illiquid" investments, such as restricted securities described in the preceding clause, securities having no readily available market quotations, non-negotiable time deposits maturing in more than seven days, and repurchase agreements with maturities of more than seven days.

                 (12) Issue senior securities as defined in the Investment Company Act of 1940 except to the extent such issuance might be involved with respect to borrowings pursuant to reverse repurchase transactions or as otherwise set forth under (5) above.

         In order to permit the sale of shares of either Portfolio in certain states, the Trustees may, in their sole discretion, adopt more restrictive limitations than those described above. Should the Trustees determine after doing so that any such more restrictive policy is no longer in the best interest of such Portfolio and its shareholders, the Fund may cease offering shares in the state involved, and the Trustees may revoke the more restrictive limitations. Moreover, if the states involved shall no longer require any such more restrictive limitations, the Trustees may, in their sole discretion, revoke them.


                     RATINGS OF COMMERCIAL PAPER AND BONDS

Commercial Paper Ratings

         A Moody's Investors Service, Inc. ("Moody's") commercial paper rating is an opinion of the ability of the issuer to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 -- Highest Quality; Prime 2 -- Higher Quality; Prime 3 -- High Quality.

         A Standard & Poor's Corporation ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is very strong. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Bond Ratings

         Moody's -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         S&P -- Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.


                            MANAGEMENT OF THE FUND

Trustees and Officers

         The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. The address of each Trustee and executive officer is c/o Cranbrook Funds, 100 Renaissance Center, 25th Floor, Detroit, Michigan 48243.

         *CONRAD W. KOSKI, Trustee and President of the Fund.
                 Executive Vice President and Treasurer of FMCC and FoM; Secretary-Treasurer of FoM Advisers, Inc., a wholly-owned subsidiary of FMCC; Director of the Adviser.

         *CHARLES M. GRIMLEY, Trustee, Treasurer and Secretary of the Fund
                 Financial Vice President of FoM.

         DAVID BROPHY, Trustee
                 Professor of Finance at the University of Michigan School of Business Administration; Director of River Place Financial Corporation (1984 to present).

         ERNEST L. GROVE, JR., Trustee
                 Retired; formerly Vice Chairman of the Board and Chief Financial Officer of The Detroit Edison Company (until October 1989); Director of Standard Federal Bank (1986 to present); Chairman of the Board (since December 1993) and Director (since 1987) of Fretter, Inc., retailer; Director, McLouth Steel Products Corporation (since 1988).

         ROBERT L. HANNON, JR., Trustee
                 Retired; formerly President and Chief Executive Officer and Chairman of the Board of Johnson & Higgins (Michigan), insurance agents/brokers, and Director of Johnson & Higgins.

         *JOHN G. MARTIN, Trustee
                 Retired, formerly President and Chief Executive Officer of FMCC and FoM.
         ------------
         *"Interested person" as defined in the 1940 Act

         The Fund pays each Trustee, other than Trustees who are employees of FoM, an annual fee of $6,000 and a fee of $1,000 for each meeting of the Board of Trustees attended. All Trustees are reimbursed for out-of-pocket expenses incurred in connection with attendance at meetings. Trustees and officers of the Fund receive no other compensation from the Fund. Meetings of the Trustees are held at least quarterly.


Investment Adviser and Portfolio Manager

         Information about the Adviser and its duties and compensation as Investment Adviser is contained in the Prospectus.

         The Fund will not purchase securities from or sell portfolio securities to the Adviser and will not invest in commercial paper, debt obligations, certificates of deposit, or bankers' acceptances of the Adviser or any affiliate of the Adviser.

         The Adviser's own investment portfolio may include bank certificates of deposit, bankers' acceptances, and corporate debt obligations, any of which may also be purchased by the Fund. Joint purchase of investments for the Fund and for the Adviser's own investment portfolio will not be made. Investment decisions for the Fund and other fiduciary accounts are made by the Adviser solely from the standpoint of the independent interests of the Fund and such other fiduciary accounts. The Adviser performs independent analyses of publicly available information, the results of which are not made publicly available. In making investment decisions for the Fund, personnel of the Adviser do not obtain information from any other division or department of FoM or otherwise which is not publicly available. The Adviser executes transactions for the Fund only with unaffiliated dealers, but such dealers may be customers of other divisions of the FoM. The Adviser may make bulk purchases of securities for the Fund and for other customer accounts (but not for its own investment portfolio), in which case the Fund will be charged a pro rata share of the transaction costs incurred in making the bulk purchase. See "Investment Objective and Policies - Portfolio Transactions" above.

         The Adviser and FoM have agreed that they will each reimburse the Fund in equal amounts such portions of their fees as may be required to satisfy any expense limitations imposed by state securities laws or other applicable laws. At present the most restrictive expense limitation imposed on the Fund requires that annual expenses not exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of the remaining average net assets. More restrictive limitations could be imposed on the Fund as a result of changes in current state laws and regulations in those states where the Fund has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having more restrictive expense limitations. Prospectuses and sales material for the Fund can be obtained only from FoM as the Underwriter and Distributor of the Fund's shares.

Custodian

         As Custodian for the Fund, NBD (i) maintains a separate account or accounts in the name of each Portfolio of the Fund, (ii) collects and makes disbursements of money on behalf of each Portfolio of the Fund, (iii) collects and receives all income and other payments and distributions on account of the portfolio securities of each Portfolio, and (iv) makes periodic reports to the Trustees concerning the Fund's operations.

         For its custodial services NBD is paid by the Fund an annual fee of $2,400, a market value fee of $.0001 per $1,000,000 of assets under custody, as calculated as of the end of the month and a fee of $20.00 for each clearing and settlement transaction.

Transfer and Dividend Disbursement Agent

         As Transfer and Dividend Disbursement Agent for the Fund, FoM (i) issues and redeems shares of each Portfolio of the Fund, (ii) addresses and mails all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for any meeting of shareholders, (iii) maintains shareholder accounts, and (iv) maintains on-line computer capability for determining the status of shareholder accounts. For its services as Transfer and Dividend Disbursing Agent, FoM is paid at the rate of $0.7178 per monthly customer statement. FoM is also be reimbursed for direct out-of-pocket expenses incurred in connection with its duties, except for postage and other costs associated with the normal monthly mailing of shareholder statements.

Administrator and Distributor

         The Fund's shares are offered on a continuous basis through FoM, which, as described out in the Prospectus, acts under the Administration and Distribution Agreement as Administrator and Distributor for the Fund. The fees for its services, the review of such fees under the Fund's plan for the payment of distribution expenses approved by the Fund's shareholders at a meeting held December 14, 1994, and the services provided by FoM are described in the Prospectus.


               COMPUTATION OF YIELD; DETERMINATION OF NET ASSET
            VALUE PER SHARE AND OF NET INVESTMENT INCOME; EXPENSES

Computation of Yield

         Each Portfolio's standard yield quotations as they appear in advertising and sales materials, and as disclosed in the Prospectus, are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a recent seven-day period and computed as follows: a Portfolio's average daily net investment income per share during the seven-day period is divided by the average daily price per share (expected to remain constant at $1.00) during the period. The result is then multiplied by 365 with the resulting annualized yield figure carried to the nearest one-hundredth of one percent. "Effective Yield" is computed in the same manner except that when annualized the income earned by the Portfolio is assumed to be reinvested, thus resulting in a higher return because of the compounding effect. A Portfolio's average daily net investment income for this purpose consists of accrued income on such Portfolio's investment securities, plus or minus amortized purchase discount or premium, less accrued expenses. Realized capital gains or losses and unrealized appreciation or depreciation of a Portfolio's investment securities are not included in the calculation. Any fee charged to all shareholder accounts, such as a fixed monthly shareholder service fee, will be included in the accrued expenses of the Portfolio (the Fund does not currently expect to charge such fees), and the average price per share of a Portfolio will include any changes in net asset value during the seven-day period.

         Because the Fund values its portfolio on an amortized cost basis, it does not believe that there is likely to be any material difference between net income for dividend and standardized yield quotation purposes.

         The yield on each Portfolio will fluctuate daily as the income earned on the investments of the Portfolio changes at certain times. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The yield should not be compared to other open-end investment companies, or to bank time deposits and other debt securities which provide for a fixed yield for a given period of time and which may have a different method of computation.

Determination of Net Asset Value Per Share

         As stated in the Prospectus, the net asset value of each Portfolio is determined as of 2:00 p.m. and as of 5:00 p.m., Detroit time, on each business day (defined as days on which both FoM and NBD are open for business) and on any other day on which the New York Stock Exchange is open for business. The New York Stock Exchange and either FoM or NBD, or both, are closed on each of the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. For the purpose of determining the price at which shares of a Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of such Portfolio as set forth below; (b) deducting the Fund's liabilities, all of which are allocated to the separate Portfolios either directly, if applicable, or in such manner as the Trustees shall deem fair and equitable; and (c) dividing the resulting amount by the number of shares outstanding. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each Portfolio.

         Each Portfolio values its investment securities based upon their amortized cost in accordance with Rule 2a-7 of the Securities and Exchange Commission under the Investment Company Act of 1940. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the securities.

         Pursuant to Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities having remaining maturities of 397 days or less only, to invest only in securities determined by the Trustees to present minimal credit risks and to invest only in securities which are "eligible securities" as defined in Rule 2a-7. A discussion of the manner in which the maturity of investment securities is determined is set forth under the caption "Investment Objective and Policies - Determination of Maturity" in this Statement of Additional Information.

         The Trustees have established procedures designated to stabilize, to the extent reasonably possible, each Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00.

         These procedures include review of the investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If the deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated.

         In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective actions as they deem necessary and appropriate. These actions may include selling investment securities prior to maturity to realize capital gains or losses or to shorten a Portfolio's average maturity, withholding dividends, splitting, combining, or otherwise recapitalizing outstanding shares or establishing a net asset value per share by using available market quotations.

Determination of Net Investment Income

         Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Portfolio consists of (1) accrued interest income plus or minus amortized purchase discount or premium, (2) plus or minus all realized gains and losses on portfolio assets, and (3) minus accrued expenses allocated to that Portfolio. Expenses of each Portfolio are accrued each day. As each Portfolio's investment securities are normally valued at amortized cost, unrealized gains or losses on such securities based on their market values will not normally be recognized. However, should the net asset value deviate significantly from market value, the Trustees could decide to value the securities at market value and then unrealized gains and losses would be included in net investment income.

Expenses

         Expenses for which the Fund is responsible and for which an accrual is made to the extent necessary include, for example: (a) the fees payable to Cranbrook Capital Management, Inc., as the Fund's Adviser, or expenses otherwise incurred by the Fund in connection with the management of the investment of the Fund's assets, and the fees and expenses of NBD as the Fund's Custodian and of FoM as its Transfer and Dividend Disbursing Agent,
(b) the administration and distribution fees payable to FoM, (c) the fees and expenses of Trustees who are not affiliated with FoM, (d) the charges and expenses of the Fund's legal counsel and auditors, (e) brokers' commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member, (h) the fees and expenses involved in registering and maintaining registrations of the Fund and of its shares with the Securities and Exchange Commission and registering the Fund as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses, (i) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing and printing reports to shareholders, (j) all expenses or losses arising out of any liability or claim for damages or other relief asserted against the Fund for violation of any law, and (k) expenses of an extraordinary nature which are not incurred in the ordinary course of the Fund's business.

         The organizational expenses of the Fund (amounting to approximately $175,000) will be assumed and paid by the Adviser, at no cost to the Fund. If additional Series are added to the Fund, the organizational expenses will be allocated among the Series in a manner deemed equitable by the Trustees.

                             REDEMPTION OF SHARES

         The Prospectus describes the requirements for effecting redemption by oral or written request, by systematic withdrawal, and by use of redemption drafts.

         The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than a customary weekend and holiday closing), (b) when trading on the New York Stock Exchange is restricted, or an emergency exists as determined by the Securities and Exchange Commission or the Fund so that disposal of the Fund's investments or determination of the net asset values of either Portfolio is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of either Portfolio's shareholders.

         The Fund normally redeems shares for cash. However, the Trustees can determine that conditions exist making cash payments undesirable. If they should so determine, redemption payments could be made in securities valued at the value used in determining net asset value. There may be brokerage and other costs incurred by the redeeming shareholder in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of net asset value during any 90-day period for any one shareholder.

                                 LEGAL MATTERS

         From time to time, certain state administrative agencies have raised questions as to whether the activities of money market funds constitute banking under the laws of their states. The Fund believes that none of its activities constitutes banking under the laws of any state, and it expects to litigate any finding to the contrary and to fully contest and resist any regulatory challenges to the Fund. Final adverse rulings that the activities of the Fund constitute unauthorized banking in any state could force the Fund to liquidate shares of residents in that state, to cease offering new shares in that state, or to discontinue or change certain services currently available to shareholders in that state.

         The operations of the Fund could be affected by Federal regulatory developments. For example, from March to July 1980, money market funds were subject to non-interest bearing special deposit requirements imposed by the Board of Governors of the Federal Reserve System. There can be no assurance that similar deposit requirements will not be imposed on money market funds in the future.


                             CERTAIN OTHER MATTERS


Liability of Trustees and Others

         The Declaration of Trust provides that the Trustees, officers, employees, and agents of the Fund will not be liable to the Fund or to a shareholder, nor will any such person be liable to any third party in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Description of Series and Shares

         The Declaration of Trust provides that the Fund shall be comprised of separate series of shares ("Series"). The proceeds of sale of each Series will be invested in separate portfolios of securities. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without changing the proportion of beneficial interests in the Series.

         All shares have equal voting rights, except that only shares of a particular Series are entitled to vote on matters concerning only that Series. Each issued and outstanding share is entitled to one vote, to participate equally in dividends and distributions declared by the respective Series, and, upon liquidation or dissolution, to share in the net assets of such Series remaining after satisfaction of outstanding liabilities. In the event a Series should be unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. All shares issued and outstanding are fully paid and nonassessable by the Fund. The Fund is not required to issue share certificates.

         The shares of each Series have no preference, preemptive, conversion or similar rights. In the event the Trustees create one or more additional Series, shareholders may be given the right to exchange shares of a Portfolio for shares of such other Series.

         Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted by the provisions of that Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by the matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of the class. Under the Rule, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a class of shares only if approved by a majority of the outstanding voting securities of such class. However, the Rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to class.

         As permitted by Massachusetts law, the Trustees may determine not to hold shareholders meetings for the election of Trustees, subject, however, to the requirement that a special meeting of shareholders be called for the purpose of electing Trustees within 60 days if at any time less than a majority of the current Trustees have been elected by shareholders of the Fund. Because shares do not have cumulative voting rights, 50% of the voting shares can, if they choose, elect all Trustees being selected while the holders of the remaining shares would be unable to elect any Trustees. The Trustees will call a special meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if shareholders of record of 10% or more of the Fund's outstanding shares make a written request so to do. Any 10 or more shareholders who have been shareholders for more than 6 months and who hold in the aggregate the lesser of 1% of the outstanding shares or shares with a net asset value of $25,000 may advise the Trustees that they wish to communicate with other shareholders for the purpose of obtaining signatures requesting Trustees to call such a meeting. The Trustees must thereupon afford access to the list of Fund shareholders or offer to mail such solicitations at the shareholder's cost. If a majority of the Trustees object to the contents of the solicitation, the Trustees may request a determination of the Securities and Exchange Commission as to the obligation to mail such material.

         Any change in the Declaration of Trust, the Advisory Agreement, the Administration and Distribution Agreement if it has the effect of increasing distribution costs, or in the fundamental investment restrictions of the Fund must be approved by a majority of the shareholders before it can become effective. A "majority" means the vote of the lesser of (1) 67% of the shares of the Fund or the applicable Portfolio present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or the applicable Portfolio.

         At a meeting of shareholders on December 14, 1994, a majority of shareholders ratified and approved the Administration and Distribution Agreement, the Advisory Agreement, and the Fund's plan of distribution of its shares.

Counsel and Independent Public Accountants

         The legality of the shares offered by the Fund has been passed upon by Dykema Gossett PLLC, Detroit, Michigan, counsel to the Fund. Ernst & Young LLP, independent auditors, are auditors of the Fund.

Registration Statement

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of the Registration Statement, including items omitted therefrom and from the Prospectus, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

         Statements contained in the Prospectus and herein as to the contents of any contact or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


                             FINANCIAL STATEMENTS


         The report of Ernst & Young LLP, independent auditors, and the financial statements of the Fund contained in the Fund's Annual Report to Shareholders sent to shareholders of the Fund pursuant to Section 30(d) of the Investment Company Act of 1940 and previously filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information. The Fund will furnish a copy of any of such Annual Report to Shareholders, without charge, upon request made to the Fund, l00 Renaissance Center, 26th Floor, Detroit, Michigan 48243 (telephone (313 259-2600).

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statement and Exhibits

(a)      Financial Statements:

         The following audited financial statements of the Registrant, together with the related notes thereto, are incorporated by reference in the Statement of Additional Information, Part B to this Registration Statement, from the Fund's Annual Report to Shareholders for the period ended October 31, 1995:
         (1)  Cranbrook Money Market Fund
              Statement of Assets and Liabilities as of October 31, 1995 Statement of Operations for the eight months ended October 31,
                1995
              Statement of Changes in Net Assets for the eight months ended
                October 31, 1995
              Schedule of Investments as of October 31, 1995

         (2)  Cranbrook Treasury Fund
              Statement of Assets and Liabilities as of October 31, 1995 Statement of Operations for the eight months ended October 31,
                1995
              Statement of Changes in Net Assets for the eight months ended
                October 31, 1995
              Schedule of Investments as of October 31, 1995

         (3)  Notes to Financial Statements
         (4)  Financial Highlights

(b)      Exhibits: all filed herewith

         1    Declaration of Trust, dated November 30, 1994
         2    Bylaws
         3    None
         4    None
         5    Advisory Agreement, dated as of December 15, 1994, between the
Registrant and Cranbrook Capital Management, Inc.
         6    Administration and Distribution Agreement, dated as of
December 15, 1994, between the Registrant and First of Michigan Corporation
         7    None
         8    Custodian Agreement, dated as of February 1, 1995, between the
Registrant and NBD Bank
         9    Agency Agreement, dated as of December 15, 1994, between the
Registrant and First of Michigan Corporation
         10   Opinion of Dykema Gossett PLLC, counsel for the Registrant
(including consent)
         11   Consent of Ernst & Young LLP, independent auditors for the
Registrant
         12   None
         13   Purchase Agreement, dated as of December 15, 1994, between the
Registrant and First of Michigan Corporation relating to the Registrant's initial capital
         14   None
         15   Plan of Distribution pursuant to Rule 12b-1
         16   None
         27.1 Financial Data Schedule for Cranbrook Money Market Fund (EDGAR filing only)
         27.2 Financial Data Schedule for Cranbrook Treasury Fund (EDGAR filing only)

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Not Applicable.

Item 26.  Number of Holders of Securities

         The following table sets forth information as to all record holders of Registrant's securities as of October 31, 1995:

                                                         Number of
                Title of Class                           Record Holders
Cranbrook Money Market Fund, shares of beneficial
         interest, par value $0.01 per share.......         111,976
Cranbrook Treasury Fund, shares of beneficial
         interest, par value $0.01 per share.......           7,441

Item 27.  Indemnification

         The Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

         The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement hereof.

         No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

         The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a persons; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

         Article XIV of the Registrants Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

         This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

Item 28.  Business and Other Connections with Investment Advisor

         The Fund's Adviser, Cranbrook Capital Management, Inc., also serves as adviser to numerous other individual, corporate and institutional clients. At October 31, 1995, the Adviser had agreements in effect with clients other than the Fund to manage in excess of $509 million of assets. Information concerning the business, profession, vocation, or employment of a substantial nature during the past two fiscal years of each officer and director of the Adviser that also serves as an officer and/or director of the Registrant is set forth in Part B of this Registration Statement under the heading "Management of the Fund". The following chart summarizes the business, profession, vocation, or employment of a substantial nature in which each other officer and director of the Adviser is or has been, at any time during the past two fiscal years, engaged:

                        Position             Business, Profession,
Name                    with Adviser         Vocation, or Employment

Steve Gasper, Jr.       Chairman and         President and Chief Executive
                        Director             Officer of First of Michigan
                                             Capital Corporation ("FMCC")
                                             and First of Michigan
                                             Corporation since April 1994

James T. Foran          President and        Officer and Director of
                        Director             Adviser

Stephen J. Seymour      Executive Vice       Officer and Director of
                        President and        Adviser
                        Director

Robert J. Murphy        Vice President       Officer of Adviser

Christopher M. Caputo   Secretary            Officer of Adviser

Rajesh U. Kothari       Treasurer            Officer of Adviser

William H. Cuddy        Director             Chairman of FMCC; Director of
                                             FoM

Conrad W. Koski         Director             Executive Vice President of
                                             FoM; Chairman and Trustee of
                                             Registrant

Jeffrey D. Plopa        Director             Vice President/Legal Compliance
                                             of FOM

Joseph M. Mengden       Director             Officer of Adviser

Item 29.  Principal Underwriters

         First of Michigan Corporation ("FoM") the Registrant's Distributor, currently acts as a principal underwriter and distributor for the Woodward Funds, a registered investment company. FoM does not currently serve as a depositer or investment adviser for any other investment company.

Item 30.  Location of Accounts and Records

         All accounts and records required to be maintained by the Registrant are maintained by the Administrator and Distributor, First of Michigan Corporation, 100 Renaissance Center, 26th Floor, Detroit, Michigan 48243.

Item 31.  Management Services

         There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

         None.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933 and the Registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, and State of Michigan, on the 22nd day of December, 1995.

                       CRANBROOK FUNDS

                       By: /S/ CONRAD W. KOSKI
                          Conrad W. Koski, President


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to such Registration Statement or amendment thereto has been signed below by the following persons in the capacities indicated on December 22, 1995.


/S/ CONRAD W. KOSKI               President and Trustee
Conrad W. Koski                   (Principal Executive Officer)

/S/ CHARLES M. GRIMLEY            Treasurer and Secretary
Charles M. Grimley                (Principal Financial and Accounting
                                  Officer)

          *                       Trustee
John G. Martin

                                  Trustee
David Brophy

          *                       Trustee
Ernest L. Grove, Jr.

                                  Trustee
Robert L. Hannon, Jr.

*Executed on behalf of the indicated person by the undersigned.

/S/ CONRAD W. KOSKI
Conrad W. Koski
Attorney-in-fact

                                 EXHIBIT INDEX

Exhibit

1        Declaration of Trust, dated November 30, 1994
2        Bylaws
3        None
4        None
5 Advisory Agreement, dated as of December 15, 1994, between the Registrant and Cranbrook Capital Management, Inc.
6 Administration and Distribution Agreement, dated as of December 15, 1994, between the Registrant and First of Michigan Corporation
7        None
8 Custodian Agreement, dated as of February 1, 1995, between the Registrant and NBD Bank
9 Agency Agreement, dated as of December 15, 1995, between the Registrant and First of Michigan Corporation
10       Opinion of Dykema Gossett PLLC, counsel for the Registrant
         (including consent)
11       Consent of Ernst & Young LLP
12       None
13 Purchase Agreement, dated as of December 15, 1995, between the Registrant and First of Michigan Corporation relating to the Registrant's initial capital
14       None
15       Plan of Distribution pursuant to Rule 12b-1
16       None
27.1 Financial Data Schedule for Cranbrook Money Market Fund (EDGAR filing only)
27.2 Financial Data Schedule for Cranbrook Treasury Fund (EDGAR filing only)